Contingent liabilities, commitments and guarantees (Tables)	6 Months Ended
Jun. 30, 2022
Contingent Liabilities, Commitments And Guarantees [Abstract]
Schedule of contingent liabilities and commitments arising from the banking business

	At 30 Jun 2022 £m	At 31 Dec 2021 £m

Contingent liabilities
Acceptances and endorsements	415	21
Other:
Other items serving as direct credit substitutes	559	433
Performance bonds, including letters of credit, and other transaction-related contingencies	1,961	1,886
	2,520	2,319
Total contingent liabilities	2,935	2,340

Commitments and guarantees
Forward asset purchases and forward deposits placed	75	60
Undrawn formal standby facilities, credit lines and other commitments to lend:
Less than 1 year original maturity:
Mortgage offers made	20,002	17,757
Other commitments and guarantees	78,256	79,830
	98,258	97,587
1 year or over original maturity	29,617	30,037
Total commitments and guarantees	127,950	127,684